UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

FORM N-Q

MARCH 31, 2016

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 54.9%
Australia - 7.4%
New South Wales Treasury Corp., Senior Notes	5.000%	8/20/24	101,385,000	AUD	$91,901,543
Queensland Treasury Corp., Senior Bonds	4.750%	7/21/25	62,970,000	AUD	55,410,825	(a)
Queensland Treasury Corp., Senior Bonds	3.250%	7/21/26	66,525,000	AUD	51,979,257	(a)
Queensland Treasury Corp., Senior Notes	6.000%	7/21/22	48,100,000	AUD	44,150,814	(a)

Total Australia					243,442,439

Brazil - 4.8%
Federative Republic of Brazil, Notes	10.000%	1/1/23	261,965,000	BRL	61,737,595
Federative Republic of Brazil, Notes	10.000%	1/1/25	306,675,000	BRL	69,154,268
Federative Republic of Brazil, Notes	10.000%	1/1/27	114,670,000	BRL	25,477,396

Total Brazil					156,369,259

Hungary - 4.1%
Republic of Hungary, Bonds	7.000%	6/24/22	6,900,000,000	HUF	31,748,488
Republic of Hungary, Bonds	6.000%	11/24/23	17,400,000,000	HUF	77,694,618
Republic of Hungary, Bonds	5.500%	6/24/25	5,830,000,000	HUF	25,730,556

Total Hungary					135,173,662

Indonesia - 4.7%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	317,700,000,000	IDR	24,806,236
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	956,600,000,000	IDR	76,553,250
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	71,600,000,000	IDR	5,455,261
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	609,200,000,000	IDR	47,112,845

Total Indonesia					153,927,592

Italy - 4.8%
Italy Buoni Poliennali Del Tesoro, Senior Bonds	5.000%	8/1/39	91,675,000	EUR	157,936,092	(a)

Malaysia - 3.9%
Federation of Malaysia, Senior Bonds	3.659%	10/15/20	260,940,000	MYR	67,534,068
Federation of Malaysia, Senior Bonds	4.048%	9/30/21	50,855,000	MYR	13,297,810
Federation of Malaysia, Senior Bonds	3.480%	3/15/23	181,645,000	MYR	45,739,622

Total Malaysia					126,571,500

Mexico - 13.1%
United Mexican States, Senior Bonds	8.500%	5/31/29	1,985,850,000	MXN	137,524,752
United Mexican States, Senior Bonds	8.500%	11/18/38	1,572,960,000	MXN	110,220,230
United Mexican States, Senior Bonds	7.750%	11/13/42	2,785,000,000	MXN	181,509,755

Total Mexico					429,254,737

New Zealand - 3.5%
Government of New Zealand, Senior Bonds	6.000%	5/15/21	53,765,000	NZD	43,769,250	(a)
Government of New Zealand, Senior Bonds	5.500%	4/15/23	86,260,000	NZD	70,919,261	(a)

Total New Zealand					114,688,511

Poland - 2.3%
Republic of Poland, Bonds	4.000%	10/25/23	90,605,000	PLN	26,730,806
Republic of Poland, Bonds	3.250%	7/25/25	172,195,000	PLN	48,132,684

Total Poland					74,863,490

Portugal - 3.1%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	3.850%	4/15/21	20,175,000	EUR	25,149,901	(a)
Portugal Obrigacoes do Tesouro OT, Senior Bonds	4.950%	10/25/23	57,620,000	EUR	76,239,897	(a)

Total Portugal					101,389,798

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
South Africa - 3.2%
Republic of South Africa, Bonds	6.750%	3/31/21	354,455,000	ZAR	$22,142,529
Republic of South Africa, Bonds	6.500%	2/28/41	1,225,720,000	ZAR	57,467,183
Republic of South Africa, Bonds	8.750%	2/28/48	404,385,000	ZAR	24,323,222

Total South Africa					103,932,934

TOTAL SOVEREIGN BONDS (Cost - $2,014,749,254)					1,797,550,014

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.9%
Atlantes Mortgage PLC, 2003 A	0.005%	8/20/61	9,392,015	EUR	9,057,314	(a)(b)
Bancaja Fondo de Titulizacion de Activos, 2011 A2	0.015%	4/27/50	4,603,628	EUR	4,715,443	(a)(b)
Countrywide Alternative Loan Trust, 2005-26CB A6	5.500%	7/25/35	2,285,416		2,054,168
Fondo de Titulizacion de Activos UCI, 2017 A2	0.028%	12/17/49	7,349,449	EUR	6,163,551	(a)(b)
Hipocat Fondo de Titulizacion de Activos, HIPO-11 A2	0.081%	1/15/50	9,214,895	EUR	7,735,698	(a)(b)
IM Pastor Fondo de Titulizacion de Activos, 2003 A	0.009%	3/22/43	8,708,766	EUR	7,424,498	(a)(b)
IM Pastor Fondo de Titulizacion de Activos, 2004 A	0.009%	3/22/44	11,615,512	EUR	9,939,586	(a)(b)
Marche Mutui Srl, 2006 A2	0.045%	1/27/64	16,800,000	EUR	18,449,448	(a)(b)
MASTR Resecuritization Trust, 2008-1 A1	6.000%	9/27/37	2,098,887		1,978,748	(c)
Pastor GC Hipotecario, 2005 A2	0.037%	6/21/46	17,633,105	EUR	14,877,538	(a)(b)
TDA CAM Fondo de Titulizacion de Activos, 2008 A	0.026%	2/26/49	11,391,096	EUR	11,985,076	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-6 2A1	5.500%	8/25/35	473,430		430,251

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $114,293,997)					94,811,319

CORPORATE BONDS & NOTES - 22.1%
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 1.8%
Ford Motor Credit Co., LLC, Senior Notes	1.260%	3/27/17	24,800,000		24,682,423	(b)
Ford Motor Credit Co., LLC, Senior Notes	1.534%	6/15/18	34,440,000		33,948,955	(b)

TOTAL CONSUMER DISCRETIONARY					58,631,378

ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	4,485,000		4,856,282
Anadarko Petroleum Corp., Senior Bonds	7.950%	6/15/39	3,865,000		4,253,000
Anadarko Petroleum Corp., Senior Debentures	7.200%	3/15/29	1,290,000		1,246,994
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	3,985,000		3,979,222
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	1,305,000		1,023,691
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	10,155,000		10,367,402
ConocoPhillips Co., Senior Notes	4.950%	3/15/26	6,470,000		6,754,305
ConocoPhillips Co., Senior Notes	5.950%	3/15/46	4,540,000		4,883,959
Devon Energy Corp., Senior Notes	5.600%	7/15/41	7,715,000		6,042,388
Devon Energy Corp., Senior Notes	4.750%	5/15/42	1,305,000		957,048
Devon Energy Corp., Senior Notes	5.000%	6/15/45	1,025,000		765,026
Devon Financing Co., LLC, Debentures	7.875%	9/30/31	5,285,000		5,182,349
Hess Corp., Notes	7.875%	10/1/29	2,015,000		2,191,238
Hess Corp., Notes	7.300%	8/15/31	2,270,000		2,413,680
Hess Corp., Senior Bonds	6.000%	1/15/40	4,175,000		3,846,766
Hess Corp., Senior Bonds	5.600%	2/15/41	3,910,000		3,473,163
Marathon Oil Corp., Senior Notes	6.800%	3/15/32	1,060,000		940,581
Marathon Oil Corp., Senior Notes	6.600%	10/1/37	3,000,000		2,471,772
Marathon Oil Corp., Senior Notes	5.200%	6/1/45	9,450,000		6,598,907

TOTAL ENERGY					72,247,773

FINANCIALS - 14.9%
Banks - 9.0%
Citigroup Inc., Senior Bonds	1.175%	3/10/17	9,925,000		9,912,306	(b)
Citigroup Inc., Senior Bonds	1.311%	4/27/18	29,460,000		29,258,552	(b)
Corporacion Andina de Fomento, Senior Notes	1.168%	1/29/18	45,650,000		45,500,679	(b)
Dexia Credit Local SA, Senior Notes	1.017%	1/11/17	24,840,000		24,839,429	(b)(c)
Dexia Credit Local SA, Senior Notes	0.836%	6/5/18	47,465,000		46,980,382	(b)(c)
Export-Import Bank of Korea, Senior Notes	1.374%	1/14/17	15,790,000		15,815,580	(b)
Export-Import Bank of Korea, Senior Notes	1.218%	5/12/17	62,830,000		62,720,047	(b)
Export-Import Bank of Korea, Senior Notes	1.243%	8/14/17	60,155,000		60,054,722	(b)

Total Banks					295,081,697

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - 4.3%
Goldman Sachs Group Inc., Senior Notes	1.718%	11/15/18	114,435,000	$114,423,557	(b)
Macquarie Bank Ltd., Senior Notes	1.249%	10/27/17	27,115,000	27,005,455	(b)(c)

Total Capital Markets				141,429,012

Diversified Financial Services - 1.6%
Berkshire Hathaway Inc., Senior Notes	3.125%	3/15/26	11,215,000	11,499,256
Svensk Exportkredit AB, Senior Notes	0.720%	9/28/17	40,740,000	40,643,894	(b)

Total Diversified Financial Services				52,143,150

TOTAL FINANCIALS				488,653,859

INFORMATION TECHNOLOGY - 3.2%
IT Services - 0.2%
Hewlett-Packard Enterprise Co., Senior Notes	6.350%	10/15/45	7,770,000	7,636,208	(c)

Technology Hardware, Storage & Peripherals - 3.0%
Apple Inc., Senior Notes	4.500%	2/23/36	22,565,000	24,214,366
Apple Inc., Senior Notes	4.650%	2/23/46	57,370,000	62,628,190
Dell Inc., Senior Notes	6.500%	4/15/38	12,910,000	10,586,200

Total Technology Hardware, Storage & Peripherals				97,428,756

TOTAL INFORMATION TECHNOLOGY				105,064,964

TOTAL CORPORATE BONDS & NOTES (Cost - $720,007,631)				724,597,974

MUNICIPAL BONDS - 0.8%
Georgia - 0.8%
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	5,220,000	6,500,309
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	14,940,000	18,249,360

TOTAL MUNICIPAL BONDS (Cost - $21,449,030)				24,749,669

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 15.9%
U.S. Government Obligations - 15.9%
U.S. Treasury Bonds	2.500%	2/15/45	342,665,000	334,125,103
U.S. Treasury Bonds	3.000%	11/15/45	73,135,000	78,954,352
U.S. Treasury Notes	0.377%	7/31/17	107,360,000	107,290,752	(b)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $494,060,147)				520,370,207

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,364,560,059)				3,162,079,183

			SHARES
SHORT-TERM INVESTMENTS - 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $44,643,851)	0.447%		44,643,851	44,643,851

TOTAL INVESTMENTS - 97.9% (Cost - $3,409,203,910#)				3,206,723,034
Other Assets in Excess of Liabilities - 2.1%				67,399,762

TOTAL NET ASSETS - 100.0%				$3,274,122,796

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$1,797,550,014	—	$1,797,550,014
Collateralized Mortgage Obligations	—	94,811,319	—	94,811,319
Corporate Bonds & Notes	—	724,597,974	—	724,597,974
Municipal Bonds	—	24,749,669	—	24,749,669
U.S. Government & Agency Obligations	—	520,370,207	—	520,370,207

Total Long-Term Investments	—	$3,162,079,183	—	$3,162,079,183

Short-Term Investments†	$44,643,851	—	—	44,643,851

Total Investments	$44,643,851	$3,162,079,183	—	$3,206,723,034

Other Financial Instruments:
Forward Foreign Currency Contracts	—	34,907,521	—	34,907,521

Total	$44,643,851	$3,196,986,704	—	$3,241,630,555

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$2,016,713	—	$2,016,713

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$126,024,087
Gross unrealized depreciation	(328,504,963)

Net unrealized depreciation	$(202,480,876)

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	841,300,000	USD	95,631,614	HSBC Bank USA, N.A.	4/20/16	$6,033,287
USD	6,870,657	NOK	59,100,000	HSBC Bank USA, N.A.	4/20/16	(271,142)
SEK	476,100,000	USD	55,544,537	HSBC Bank USA, N.A.	4/21/16	3,136,283
USD	5,662,168	SEK	47,900,000	HSBC Bank USA, N.A.	4/21/16	(241,657)
USD	99,812,915	EUR	88,940,000	Citibank N.A.	5/11/16	(1,503,914)
EUR	3,770,000	USD	4,161,277	HSBC Bank USA, N.A.	5/11/16	133,354
CLP	14,100,000,000	USD	19,077,256	HSBC Bank USA, N.A.	5/16/16	1,892,376
SEK	954,100,000	USD	111,904,762	HSBC Bank USA, N.A.	5/19/16	5,807,152
CLP	37,023,000,000	USD	50,810,403	HSBC Bank USA, N.A.	5/27/16	4,198,685
JPY	19,144,000,000	USD	169,916,657	Citibank N.A.	6/3/16	457,690
GBP	132,630,000	USD	186,796,755	Barclays Bank PLC	6/7/16	3,727,186
CLP	37,009,000,000	USD	51,071,552	HSBC Bank USA, N.A.	6/13/16	3,834,812
INR	10,490,000,000	USD	153,492,728	Barclays Bank PLC	6/15/16	2,870,834
CLP	33,290,000,000	USD	47,344,094	HSBC Bank USA, N.A.	6/24/16	1,995,496
CLP	27,649,000,000	USD	40,105,889	HSBC Bank USA, N.A.	7/8/16	820,366

Total						$32,890,808

Abbreviations used in this table:

CLP	— Chilean Peso
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 20, 2016